Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of
	September 30, 2025	December 31, 2024
Prepaid expenses	$2,214	$2,759
Deferred offering costs	4,530	—
Other current assets	179	436

Total prepaid expenses and other current assets	$6,923	$3,195

7. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2024	2023
Prepaid expenses	$2,759	$1,589
Other current assets	436	2,167

Total prepaid expenses and other current assets	$3,195	$3,756